DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ (551)	£ 193	£ (1,879)
Change in FV of hedged items	523	(168)	1,896
Recognised in income statement	(28)	25	17
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(528)	167	(1,865)
Change in FV of hedged items	499	(151)	1,877
Recognised in income statement	(29)	16	12
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	9	26	(14)
Change in FV of hedged items	(8)	(17)	19
Recognised in income statement	1	9	5
Fair value hedges | Inflation risk/Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(32)	0	0
Change in FV of hedged items	32	0	0
Recognised in income statement	0	0	0
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	194	(460)	(167)
Change in FV of hedged items	(197)	457
Recognised in OCI	(197)	457	169
Recognised in income statement	(3)	(3)	2
Reclassified from reserves to income	(536)	(500)	(1,248)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	465	(764)	466
Recognised in OCI	(469)	761	(445)
Recognised in income statement	(4)	(3)	21
Reclassified from reserves to income	(305)	(488)	(469)
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(287)	414	(396)
Recognised in OCI	295	(405)	377
Recognised in income statement	8	9	(19)
Reclassified from reserves to income	(151)	216	(392)
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(66)	(181)	(237)
Recognised in OCI	59	172	237
Recognised in income statement	(7)	(9)	0
Reclassified from reserves to income	(89)	(231)	£ (387)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	82	71
Recognised in OCI	(82)	(71)
Recognised in income statement	0	0
Reclassified from reserves to income	£ 9	£ 3